Long-Term Investments, Net (Details) - Schedule of investment income is recorded as other income in the company’s consolidated statements of operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Investment Income Is Recorded As Other Income In The Company SConsolidated Statements Of Operations Abstract
Unrealized loss from the changes in fair value – Investment C	$ (266)	$ (2,148,935)	$ (5,330,652)	$ (12,398,717)
Unrealized gains – Investment F			2,137,021	3,531,464
Unrealized losses (including impairment) – Investment A and B	(427,652)		(6,898,549)
Realized gains – Investee B	1,541,736			139,122,485
Dividend income	608,714		1,154,749
Investment (loss) income, net	$ 1,723,064	$ 2,148,935	$ (8,937,431)	$ 130,255,232